Bank borrowings - (Tables)	12 Months Ended
Dec. 31, 2023
Bank borrowings
Schedule of non-current and current bank borrowings

	2023
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortized cost:
Credit facilities	100,000	—	—	—
Borrowings from receivable factoring facility (Note 9)	66,300	—	30,683	30,683
Other loans	—	14,913	952	15,865
Total		14,913	31,635	46,548

	2022
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortized cost:
Credit facilities	100,000	—	—	—
Borrowings from receivable factoring facility (Note 9)	95,994	—	60,976	60,976
Other loans	—	15,774	1,083	16,857
Total		15,774	62,059	77,833

Schedule of non-current and current bank borrowings by currency

	2023
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in USD	13,230	—	13,230
Borrowings in EUR	1,683	31,635	33,318
Total	14,913	31,635	46,548

	2022
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in USD	13,230	170	13,400
Borrowings in EUR	2,544	61,889	64,433
Total	15,774	62,059	77,833

Schedule of non-current bank borrowings by maturity

	2023
	2024	2026	2029	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings from supplier factoring facility	30,683	—	—	30,683
Other loans	952	1,683	13,230	15,865
Total	31,635	1,683	13,230	46,548